Warrant Liabilities - Schedule of the Warrant Liabilities (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Schedule of the Warrant Liabilities [Line Items]
Number of other equity instruments outstanding, Beginning Balance	9,098,514	9,098,514	9,098,514
Amount, Beginning Balance	$ 5,456,749	$ 821,697	$ 31,943,365
Number of warrants, Warrants expired (in Shares) | shares	(3,955,993)
Warrants expired
Number of warrants, Warrants issued (in Shares) | shares	3,636,363		3,029,748
Warrants issued	$ 2,316,965		$ 7,007,643
Number of warrants, Warrants cancelled (in Shares) | shares			(3,029,748)
Warrants cancelled			$ (5,887,840)
Number of warrants, Pre-funded warrants issued (in Shares) | shares			300,000
Pre-funded warrants issued			$ 927,463
Number of warrants, Pre-funded warrants exercised (in Shares) | shares			(300,000)
Pre-funded warrants exercised			$ (927,463)
Number of warrants, Revaluation of warrant liabilities (in Shares) | shares
Revaluation of warrant liabilities	$ (4,071,434)	$ 4,522,523	$ (32,010,637)
Number of warrants, Foreign currency translation (in Shares) | shares
Foreign currency translation	$ (354,032)	$ 112,529	$ (230,834)
Number of other equity instruments outstanding, Ending balance	8,778,884	9,098,514	9,098,514
Amount, Ending balance	$ 3,348,248	$ 5,456,749	$ 821,697